Recurring Fair Value Measurements (Details) - Schedule of Fair Values of Assets and Liabilities - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. Money Market [Member]
Assets
Investments held in Trust Account – U.S. Money Market	$ 35,096,667	$ 323,911,642	$ 319,232,602
Public Warrant Liability [Member]
Liabilities
Warrant liability	383,060	191,529	4,723,763
Private Warrant Liability [Member]
Liabilities
Warrant liability	375,373	187,687	4,628,976
Total		379,216	9,352,739
Level 1 [Member] | U.S. Money Market [Member]
Assets
Investments held in Trust Account – U.S. Money Market	35,096,667	323,911,642	319,232,602
Level 1 [Member] | Public Warrant Liability [Member]
Liabilities
Warrant liability	383,060	191,529	4,723,763
Level 1 [Member] | Private Warrant Liability [Member]
Liabilities
Warrant liability
Total		191,529	4,723,763
Level 2 [Member] | U.S. Money Market [Member]
Assets
Investments held in Trust Account – U.S. Money Market
Level 2 [Member] | Public Warrant Liability [Member]
Liabilities
Warrant liability
Level 2 [Member] | Private Warrant Liability [Member]
Liabilities
Warrant liability	375,373	187,687	4,628,976
Total		187,687	4,628,976
Level 3 [Member] | U.S. Money Market [Member]
Assets
Investments held in Trust Account – U.S. Money Market
Level 3 [Member] | Public Warrant Liability [Member]
Liabilities
Warrant liability
Level 3 [Member] | Private Warrant Liability [Member]
Liabilities
Warrant liability
Total
Sponsor Loan Conversion Option [Member]
Liabilities
Sponsor Loan Conversion Option
Sponsor Loan Conversion Option [Member] | Level 1 [Member]
Liabilities
Sponsor Loan Conversion Option
Sponsor Loan Conversion Option [Member] | Level 2 [Member]
Liabilities
Sponsor Loan Conversion Option
Sponsor Loan Conversion Option [Member] | Level 3 [Member]
Liabilities
Sponsor Loan Conversion Option